Interest-bearing loans and borrowings - Transaction and other financial costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[1]	Sep. 11, 2020	Jun. 27, 2019
Disclosure of detailed information about borrowings [line items]
Amortization of financing costs	$ 6,200,000
Finance costs	91,553,000	$ 119,803,000	[1]	$ 89,412,000
Other financial charges	9,900,000	7,500,000
Secured loan due 2021 with margin rate at 2.1%
Disclosure of detailed information about borrowings [line items]
Facility size	100,000,000	100,000,000
Face amount	100,000,000.0					$ 713,000,000.0	$ 100,000,000.0
Secured loan due 2021 with margin rate at 2.1% | Unamortized financing costs
Disclosure of detailed information about borrowings [line items]
Finance costs	8,100,000
Other Financial Liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense	62,400,000	84,400,000
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense	$ 3,300,000	$ 4,800,000

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.